Note 9 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
9.	Stock Incentive Plan

A summary of the status of the Company's unvested shares as of
January 1, 2020,
and changes during the
six
-month period ended
June 30, 2020,
are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,284	6.77
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2020	23,284	6.77

As of
June 30, 2020,
there was
$80,215
of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of
0.53
years. The share-based compensation recognized relating to the unvested shares was
$49,565
and
$60,808
for the
six
-month periods ended
June 30, 2019
and
2020,
respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.